STATEMENTS OF CHANGES IN STOCKHOLDER DEFICIT - USD ($)		Total	Issued capital	Reserve of share-based payments	Conversion Rights Reserve $	Retained earnings
Equity Balance, Starting at Jun. 30, 2017		$ (1,720,525)	$ 16,201,630	$ 9,927,687	$ 92,966	$ (27,942,808)
Shares Outstanding, Starting at Jun. 30, 2017			123,015,381
Acquisition of CHI, Value	[1]	700,000	$ 541,796	158,204	0	0
Acquisition of CHI, Shares	[1]		14,000,000
Convertible debt settlement, Value	[2]	668,610	$ 517,500	151,110	0	0
Convertible debt settlement, Shares	[2]		10,350,000
Reallocation of conversion right reserve on settlement of convertible debt, Value	[2]	0	$ 92,966	0	(92,966)	0
Reallocation of conversion right reserve on settlement of convertible debt, Shares	[2]		0
Exercise of warrants, Value	[3]	20,000	$ 20,000	0	0	0
Exercise of warrants, Shares	[3]		2,000,000
Reallocation of share-based payment and other reserves on exercise of warrants, Value		0	$ 26,200	(26,200)	0	0
Reallocation of share-based payment and other reserves on exercise of warrants, Shares			0
Private placement - cash, Value	[3]	350,000	$ 325,430	24,570	0	0
Private placement –cash, Shares	[3]		7,000,000
Settlement of debt, Value	[3]	116,000	$ 116,000	0	0	0
Settlement of debt, Shares	[3]		7,000,000
Share-based payments, Value	[3]	41,950	$ 0	41,950	0	0
Share-based payments, Shares	[3]		0
Net Income (Loss)		(712,711)	$ 0	0	0	(712,711)
Shares Outstanding, Ending at Jun. 30, 2018			163,365,381
Equity Balance, Ending at Jun. 30, 2018		(536,676)	$ 17,841,522	10,277,321	0	(28,655,519)
Private placement - cash, Value	[3]	550,000	$ 384,389	165,611	0	0
Private placement –cash, Shares	[3]		11,000,000
Settlement of debt, Value	[3]	12,250	$ 12,250	0	0	0
Settlement of debt, Shares	[3]		350,000
Share-based payments, Value	[3]	92,250	$ 0	92,250	0	0
Share-based payments, Shares	[3]		0
Net Income (Loss)		(516,860)	$ 0	0	0	(516,860)
Shares Outstanding, Ending at Jun. 30, 2019			174,715,381
Equity Balance, Ending at Jun. 30, 2019		(399,036)	$ 18,238,161	10,535,182	0	(29,172,379)
Share-based payments, Value	[3]	52,495	$ 0	52,495	0	0
Share-based payments, Shares	[3]		0
Net Income (Loss)		(355,119)	$ 0	0	0	(355,119)
Shares Outstanding, Ending at Jun. 30, 2020			174,715,381
Equity Balance, Ending at Jun. 30, 2020		$ (701,660)	$ 18,238,161	$ 10,587,677	$ 0	$ (29,527,498)

[1]	See Note 6.
[2]	See Note 9.
[3]	See Note 11.